Consolidated Financial Statement Details (Tables)	12 Months Ended
Sep. 27, 2014
Inventories	Inventories

	2014	2013
Components	$471	$683
Finished goods	1,640	1,081

Total inventories	$2,111	$1,764

Property, Plant and Equipment

Property, Plant and Equipment

	2014	2013
Land and buildings	$4,863	$3,309
Machinery, equipment and internal-use software	29,639	21,242
Leasehold improvements	4,513	3,968

Gross property, plant and equipment	39,015	28,519
Accumulated depreciation and amortization	(18,391)	(11,922)

Net property, plant and equipment	$20,624	$16,597

Accrued Expenses

Accrued Expenses

	2014	2013
Accrued warranty and related costs	$4,159	$2,967
Accrued marketing and selling expenses	2,321	1,291
Accrued taxes	1,209	1,200
Accrued compensation and employee benefits	1,209	959
Deferred margin on component sales	1,057	1,262
Other current liabilities	8,498	6,177

Total accrued expenses	$18,453	$13,856

Non-Current Liabilities	Non-Current Liabilities

	2014	2013
Deferred tax liabilities	$20,259	$16,489
Other non-current liabilities	4,567	3,719

Total other non-current liabilities	$24,826	$20,208

Other Income and Expense

Other Income and Expense

The following table shows the detail of other income and expense for 2014, 2013 and 2012 (in millions):

	2014	2013	2012
Interest and dividend income	$1,795	$1,616	$1,088
Interest expense	(384)	(136)	0
Other expense, net	(431)	(324)	(566)

Total other income/(expense), net	$980	$1,156	$522